CREDIT SUISSE HIGH YIELD BOND FUND
466 LEXINGTON AVENUE
NEW YORK, NY 10017
================================================================================
TRUSTEES

Enrique R. Arzac

Lawrence J. Fox

James S. Pasman, Jr.

Laurence R. Smith
CHAIRMAN OF THE BOARD
================================================================================
OFFICERS
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER

Hal Liebes
SENIOR VICE PRESIDENT

Michael A. Pignataro
CHIEF FINANCIAL OFFICER, VICE PRESIDENT AND SECRETARY

Robert M. Rizza
VICE PRESIDENT AND TREASURER

Maxine C. Evertz
ASSISTANT SECRETARY

Rocco DelGuercio
ASSISTANT TREASURER
================================================================================
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
--------------------------------------------------------------------------------
ADMINISTRATOR
PFPC, Inc.
400 Bellevue Parkway
Wilmington, DE 19809
--------------------------------------------------------------------------------
CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
PFPC, Inc.
101 Federal Street
Boston, MA 02110
--------------------------------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103
================================================================================


================================================================================

                                  CREDIT SUISSE
                              HIGH YIELD BOND FUND

================================================================================



                               SEMI-ANNUAL REPORT
                                 April 30, 2002

Dear Shareholder:                                                   May 22, 2002

We are writing to report on the activities of Credit Suisse High Yield Bond Fund ("the Fund") for the fiscal half-year ended April 30, 2002 and to discuss our investment strategy.

On April 30, 2002, the Fund's net asset value ("NAV") was $4.54, compared to an NAV of $4.49 at October 31, 2001. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.42 per share) for the period was 10.8%.

At April 30, 2002, $304.7 million was invested in high yield debt securities and $5.6 million in investment-grade debt securities. Of the debt securities, the largest concentration (78.0%) was invested in issues rated B through BB.

THE MARKET: A SOLID PERIOD

The broad high yield market (to which we refer generically as "high yield") enjoyed solid performance during the fiscal half-year. As measured by the Salomon Smith Barney High-Yield Market Index (SSBHYMI)*, aggregate high yield securities rose 6.9% and generated positive returns in four out of the period's six months.

The beginning of the half-year coincided with a sharp rebound after high yield endured one of its worst monthly performances on record in September following the tragic events of September 11. Bond prices, which had started to rise in earnest around mid-October, kept going strong through late November. Market conditions dramatically reversed course as volumes rose, yield spreads narrowed, new issuance resumed and investors poured fresh cash into mutual funds.

The turnaround was fuelled by a variety of factors that persuaded buyers to step up to the plate. Perhaps the most significant of these, in our view, was a generalized sense that the values of financial assets, notably stocks, had plunged to levels that were considered to be irrationally low. The ensuing arrival of bargain-hunters quickly gained momentum and turned into a full-fledged rally. Investors additionally drew encouragement from the Federal Reserve's aggressive reduction of short-term interest rates, new data suggesting that the U.S. economy's slowdown may have touched bottom, and the favorable progress made by the anti-terrorist campaign in Afghanistan.

Overall high yield prices were virtually unchanged in December and rose modestly in January, when high yield underperformed investment-grade debt but significantly outperformed equities. Investors generally reacted well to fresh data suggesting that the economy might be stronger than expected. Supply (I.E., new issuance) and demand (I.E., inflows into mutual funds) each were solid.

January's positive momentum failed to hold in February, however, as prices fell in the wake of rising anxiety about questionable accounting methods and corporate governance issues associated with Enron Corp. Selling occurred across industry sectors and hurt high yield in two ways. The first was that investors sought out the securities of other companies in similar businesses, notably electricity. The second took the form of a more generalized concern about the wider implications of Enron's problems. This, in turn, prompted a kind of "who's next?" mentality, in which investors searched for companies whose aggressive accounting may have disguised previously undisclosed threats to profitability.

Increasingly clear indications that the economy was picking up steam helped to buoy the market in March and April. (Historically, a strengthening economy tends to be favorable for high yield via higher cash flows available for debt service, better credit quality and lower default rates.) Fund inflows were especially strong.

PERFORMANCE: DRIVEN BY EFFECTIVE SECTOR ALLOCATIONS

The Fund outperformed the broad high yield market in the fiscal half-year mainly as a result of our sector allocations compared to those of high yield indices like SSBHYMI. After magnifying the degree of underperformance in the previous fiscal period, furthermore, the portfolio's leverage magnified the degree of outperformance this time around.

Among the most effective relative sector allocations:

- We neutral-weighted broadcasting, which did well on optimism about a recovery in advertising spending, and also enjoyed good security selection.

- We overweighted health care and gaming, both of which possess defensive characteristics that worked in their favor amidst the wave of Enron-based anxiety.

- We overweighted chemicals, which attracted buyers for its historical tendency to prosper in the early stages of a macroeconomic recovery.

- We overweighted aerospace, which benefited from optimism about defense spending and improving perceptions about the outlook for commercial airlines.

- We owned a variety of individual securities best categorized as "Services--Other," some of which performed particularly well.

The most negative contributions to the Fund's overall return came from our exposure to communications-related sectors that were among the period's weakest. These included competitive local-exchange telecom carriers, broadband services and satellite providers, each of which suffered from the heavy indebtedness and overcapacity problems that plagued the telecom universe as a whole; and cable television, in which we owned bonds of a few companies that fared poorly.

OUTLOOK: CAUTIOUSLY OPTIMISTIC

We are cautiously optimistic about the prospects for the high yield market. Our optimism is based on the encouraging macroeconomic climate, whose benefits for high yield can be significant in terms of quantity and quality.

At the same time, we see several risks that suggest the appropriateness of caution. Primary among them is the potential for further terrorist acts in the Middle East, the U.S. or elsewhere, which could have a destabilizing effect on investor perceptions and/or macroeconomic activity. We also are concerned that there may be additional Enron-type situations, in which companies previously regarded as sound are revealed to have engaged in accounting or other practices deemed unethical or illegal. Finally, it is possible that the U.S. economy's recovery may prove to be slower or shallower than anticipated, which could have adverse consequences both for companies' ability to service their debts and their overall creditworthiness.

Our view persuades us to maintain a fairly defensive stance within the Fund. We will consider the adoption of a less defensive approach if macroeconomic data give us greater confidence that a recovery is well-supported and sustainable.

Compared to broad market indices like SSBHYMI, we are thus overweighting the cable/media, gaming and energy industry sectors; and underweighting telecommunications, finance, utilities and airlines. In addition, we are starting to add to the Fund's holdings in chemicals and automobile-related companies.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 331-1710.

Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
President and Chief Investment Officer **

* The Salomon Smith Barney High-Yield Market Index is a broad-based, unmanaged index of high yield securities. Investors cannot invest directly in an index.

** Richard J. Lindquist, who is a Managing Director of CSAM, is primarily responsible for management of the Fund's assets. He has served in such capacity since December 8, 2000. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Income Fund, Inc., an unleveraged closed-end high yield bond fund.

--------------------------------------------------------------------------------
CREDIT SUISSE HIGH YIELD BOND FUND

     TOP TEN HOLDINGS
     (AS A % OF NET ASSETS AS OF 04/30/2002)
     -----------------------------------------------

SECURITY DESCRIPTION
    1.  AMC Entertainment, Inc.                    2.64%
          9.500%     03/15/09
    2.  Transocean Sedco Forex, Inc.               2.58%
          9.500%     12/15/08
    3.  Rent-A-Center, Inc.                        2.48%
          11.000%    08/15/08
    4.  Alaris Medical, Inc.                       2.34%
          0.000%     08/01/08
    5.  Davita, Inc.                               2.23%
          7.000%    05/15/09
    6.  Allied Waste North America                 2.16%
          10.000%    08/01/09
    7.  Triton PCS, Inc.                           2.04%
          0.000%     05/01/08
    8.  Charter Communications Holdings LLC        2.00%
          9.920%     04/01/11
    9.  Hollywood Casino Corp.                     1.96%
          11.250%    05/01/07
   10.  Argosy Gaming Co.                          1.95%
          10.750%    06/01/09

     CREDIT QUALITY BREAKDOWN
     (AS A % OF TOTAL INVESTMENTS AS OF 04/30/2002)
     -----------------------------------------------

A/A                        1.8%
BB/Ba                     11.5
B/B                       66.5
CCC/Caa                   16.0
CC/Ca                      0.8
NR                         3.3
                         -----
   Subtotal               99.9
 Equities and Other        0.1
                         -----
   Total                 100.0%
                         =====


--------------------------------------------------------------------------------

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS    APRIL 30, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT           VALUE
                                                           --------------   --------------
BONDS--140.9%
AEROSPACE--2.3%
  Condor Systems, Inc., Series B
     11.875% 05/01/09 *, + ..............................  $      850,000   $       12,750
  Fairchild Corp.
     10.750% 04/15/09 * .................................       3,000,000        1,725,000
  Transdigm, Inc.
     10.375% 12/01/08 * .................................       3,500,000        3,535,000
                                                                            --------------
                                                                                 5,272,750
                                                                            --------------
AIRLINES--1.6%
  AMR Corp.
     7.800% 10/01/06 ** .................................       1,000,000        1,014,813
  Amtran, Inc.
     9.625% 12/15/05 * ..................................       3,500,000        2,712,500
                                                                            --------------
                                                                                 3,727,313
                                                                            --------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS--4.3%
  ADV Accessory Systems, Series B
     9.750% 10/01/07 * ..................................         700,000          682,500
  American Axle & Manufacturing, Inc.
     9.750% 03/01/09 *, **** ............................       1,750,000        1,894,375
  Cambridge Industries, Inc., Series B
     10.250% 07/15/07 * .................................         774,557              465
  Collins & Aikman Products Corp.
     11.500% 04/15/06 *, **** ...........................       1,500,000        1,518,750
  Collins & Aikman Products Corp.
     10.750% 12/31/11 * .................................       1,000,000        1,050,000
  GenTek, Inc.
     11.000% 08/01/09 * .................................       2,300,000          885,500
  J.L. French Automotive Castings, Inc.,
     Series B
     11.500% 06/01/09 * .................................       3,547,000        1,609,451
  Key Plastics, Inc.
     10.250% 03/15/07 * .................................         250,000            1,850
  Roller Bearing Co. of America
     9.625% 06/15/07 * ..................................       1,000,000          926,250
  Venture Holdings Trust
     11.000% 06/01/07 * .................................       1,250,000        1,234,375
                                                                            --------------
                                                                                 9,803,516
                                                                            --------------
BROADBAND--1.5%
  Flag, Ltd.
     8.250% 01/30/08 *, + ...............................         900,000          157,500
  GT Group Telecom, Inc.
     0.000% 02/01/10 *, *** .............................       4,555,000          204,975
  Level 3 Communications, Inc.
     9.125% 05/01/08 *, **** ............................         350,000          155,750
  Ono Finance PLC
     13.000% 05/01/09 *, **** ...........................       3,980,000        1,731,300
  Versatel Telecom International NV
     13.250% 05/15/08 *, **** ...........................       3,000,000          825,000
  Versatel Telecom International NV
     11.875% 07/15/09 *, **** ...........................       1,697,000          432,735
                                                                            --------------
                                                                                 3,507,260
                                                                            --------------
BROADCAST/OUTDOOR--2.2%
  Paxson Communications Corp.
     0.000% 01/15/09 *, ***, **** .......................       5,150,000        3,849,625
  Young Broadcasting, Inc.
     10.000% 03/01/11 * .................................       1,000,000        1,055,000
                                                                            --------------
                                                                                 4,904,625
                                                                            --------------
BUILDING PRODUCTS--1.6%
  AAF-McQuay, Inc.
     8.875% 02/15/03 ....................................       1,000,000        1,005,000
  Ainsworth Lumber Co., Ltd.
     13.875% 07/15/07 *, ** .............................       1,300,000        1,462,500
  Building Materials Corp., Series B
     8.625% 12/15/06 * ..................................       1,500,000        1,284,375
                                                                            --------------
                                                                                 3,751,875
                                                                            --------------
CABLE--9.7%
  @Entertainment, Inc.
     0.000% 02/01/09 *, *** .............................       4,200,000          840,000
  Adelphia Communications Corp.
     10.875% 10/01/10 **** ..............................       3,000,000        2,610,000
  Cablevision SA, Yankee Notes
     13.750% 04/30/07 + .................................       4,000,000          740,000
  Century Communications Corp.
     0.000% 03/15/03 ....................................       1,000,000          862,500
  Charter Communications Holdings LLC
     8.625% 04/01/09 *, **** ............................       3,000,000        2,692,500
  Charter Communications Holdings LLC
     0.000% 04/01/11 *, *** .............................       6,500,000        4,550,000
  Coaxial Communications of Central
     Ohio, Inc.
     10.000% 08/15/06 * .................................         750,000          765,000
  CSC Holdings, Inc., Series B
     7.625% 04/01/11 **** ...............................       1,500,000        1,407,330
  CSC Holdings, Inc.
     10.500% 05/15/16 * .................................       1,000,000        1,025,000
  DIVA Systems Corp., Series B
     0.000% 03/01/08 *, *** .............................       1,750,000          236,250
  Insight Communications Co., Inc.
     0.000% 02/15/11 *, *** .............................       2,000,000        1,285,000
  James Cable Partners LP, Series B
     10.750% 08/15/04 * .................................         500,000          347,500
  Mediacom LLC Capital Corp.
     9.500% 01/15/13 *, **** ............................       2,000,000        2,020,000
  NTL Communications Corp., Series B
     0.000% 10/01/08 *, *** .............................       2,000,000          650,000
  NTL Communications Corp., Series B
     11.500% 10/01/08 *, **** ...........................       3,950,000        1,560,250
  Olympus Communications LP, Series B
     10.625% 11/15/06 * .................................         300,000          289,500
  Telewest Communications PLC
     0.000% 04/15/09 *, *** .............................         500,000          201,250
                                                                            --------------
                                                                                22,082,080
                                                                            --------------
CAPITAL GOODS--1.7%
  International Wire Group
     11.750% 06/01/05 * .................................       1,000,000          915,000
  Jordan Industries, Inc., Series D
     10.375% 08/01/07 *, **** ...........................       4,500,000        2,767,500
  Pentacon, Inc., Series B
     12.250% 04/01/09 * .................................         650,000          162,500
                                                                            --------------
                                                                                 3,845,000
                                                                            --------------
CHEMICALS--6.3%
  Acetex Corp., Global Senior Notes
     10.875% 08/01/09 *, ** .............................       1,000,000        1,045,000
  Applied Extrusion Technologies, Inc.,
     Series B
     10.750% 07/01/11 * .................................       1,000,000          965,000
  Avecia Group PLC
     11.000% 07/01/09 * .................................       3,000,000        3,165,000
  Buckeye Technologies, Inc.
     8.500% 12/15/05 * ..................................       1,000,000          915,000
  Equistar Chemicals LP/Equistar
     Funding Corp.
     10.125% 09/01/08 **, **** ..........................       1,000,000          990,000

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS    APRIL 30, 2002 (UNAUDITED)(CONTINUED)
----------------------------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT            VALUE
                                                          --------------    --------------
  Ferro Corp.
     9.125% 01/01/09 .................................... $    1,000,000    $    1,059,698
  Huntsman Corp.
     9.500% 07/01/07 **, + ..............................        250,000            76,250
  Huntsman ICI Holdings LLC
     0.000% 12/31/09 * ..................................      9,445,000         2,361,250
  Lyondell Chemical Co.
     9.500% 12/15/08 ** .................................      1,400,000         1,379,000
  Mississippi Chemical Corp.
     7.250% 11/15/17 ....................................      1,250,000           706,250
  Terra Industries, Inc., Series B
     10.500% 06/15/05 * .................................      1,500,000         1,284,375
  United Industries Corp., Series B
     9.875% 04/01/09 * ..................................        425,000           433,500
                                                                            --------------
                                                                                14,380,323
                                                                            --------------
COMPETITIVE LOCAL EXCHANGE CARRIER--2.5%
  Intermedia Communications, Inc.,
     Series B
     0.000% 03/01/09 *, *** .............................      7,600,000         3,838,000
  RCN Corp.
     0.000% 10/15/07 *, *** .............................      6,485,000         1,523,975
  RCN Corp., Senior Unsecured Notes
     10.000% 10/15/07 * .................................      1,000,000           295,000
                                                                            --------------
                                                                                 5,656,975
                                                                            --------------
CONSUMER PRODUCTS/TOBACCO--2.7%
  American Greetings
     11.750% 07/15/08 **** ..............................      1,150,000         1,242,000
  Diamond Brands Operating Corp.
     10.125% 04/15/08 *, + ..............................      1,097,000            60,335
  Packaged Ice, Inc., Series B
     9.750% 02/01/05 *, **** ............................        450,000           361,125
  Revlon Consumer Products
     12.000% 12/01/05 **, **** ..........................      1,750,000         1,758,750
  Samsonite Corp.
     10.750% 06/15/08 * .................................      2,050,000         1,650,250
  Scotts Co.
     8.625% 01/15/09 * ..................................      1,000,000         1,032,500
  Styling Technology Corp.
     0.000% 07/01/08 *, + ...............................      1,500,000               150
                                                                            --------------
                                                                                 6,105,110
                                                                            --------------
CONTAINERS--3.0%
  BPC Holding Corp., Series B
     12.500% 06/15/06 * .................................      1,250,000         1,293,750
  Owens-Brockway Glass Container
     8.875% 02/15/09 *, ** ..............................      1,000,000         1,037,500
  Packaging Corp. of America
     9.625% 04/01/09 * ..................................      4,050,000         4,434,750
                                                                            --------------
                                                                                 6,766,000
                                                                            --------------
DIVERSIFIED TELECOMMUNICATIONS--1.5%
  Filtronic PLC
     10.000% 12/01/05 * .................................      2,000,000         2,020,000
  Gray Communication System, Inc.
     9.250% 12/15/11 *, ** ..............................      1,000,000         1,050,000
  Primus Telecommunications Group, Inc.
     11.250% 01/15/09 * .................................        597,000           271,635
                                                                            --------------
                                                                                 3,341,635
                                                                            --------------
ENERGY - OTHER--1.6%
  Hanover Equipment Trust
     8.500% 09/01/08 *, ** ..............................        550,000           558,250
  Trico Marine Services, Inc., Series G
     8.500% 08/01/05 * ..................................      2,969,000         3,020,957
                                                                            --------------
                                                                                 3,579,207
                                                                            --------------
ENVIRONMENTAL SERVICES--2.2%
  Allied Waste North America, Series B
     10.000% 08/01/09 *, **** ...........................      4,750,000         4,904,375
                                                                            --------------
FINANCE - OTHER--3.4%
  Americredit Corp.
     9.875% 04/15/06 *, **** ............................      1,500,000         1,575,000
  Asat Finance LLC
     12.500% 11/01/06 * .................................      3,250,000         2,811,250
  Ocwen Financial Corp.
     11.875% 10/01/03 * .................................      3,445,000         3,445,000
                                                                            --------------
                                                                                 7,831,250
                                                                            --------------
FOOD PROCESSORS/BEVERAGES/BOTTLING--5.2%
  Agrilink Foods, Inc.
     11.875% 11/01/08 *, **** ...........................      1,000,000         1,055,000
  Archibald Candy Corp.
     10.250% 07/01/04 *, + ..............................        500,000           247,500
  Aurora Foods, Inc., Series B
     8.750% 07/01/08 * ..................................      1,500,000         1,443,750
  Fleming Companies, Inc., Series B
     10.625% 07/31/07 *, **** ...........................      4,120,000         4,253,900
  Land O' Lakes, Inc.
     8.750% 11/15/11 *, **** ............................        750,000           705,000
  Luigino's, Inc.
     10.000% 02/01/06 * .................................      4,000,000         4,120,000
                                                                            --------------
                                                                                11,825,150
                                                                            --------------
GAMING--11.7%
  Ameristar Casinos, Inc.
     10.750% 02/15/09 * .................................      1,500,000         1,672,500
  Argosy Gaming Co.
     10.750% 06/01/09 * .................................      4,000,000         4,445,000
  Aztar Corp.
     9.000% 08/15/11 *, ** ..............................      1,550,000         1,635,250
  Boyd Gaming Corp.
     9.250% 08/01/09 *, ** ..............................      1,200,000         1,299,000
  Circus Circus and Eldorado
     10.125% 03/01/12 * .................................      1,000,000         1,045,000
  Hard Rock Hotel, Inc., Series B
     9.250% 04/01/05 * ..................................      1,645,000         1,640,887
  Hollywood Casino Corp.
     13.000% 08/01/06 * .................................      2,000,000         2,190,000
  Hollywood Casino Corp.
     11.250% 05/01/07 * .................................      4,000,000         4,460,000
  Jazz Casino Co. LLC
     4.788% 03/31/08 **** ...............................        333,014           205,220
  Majestic Investor Holdings
     11.653% 11/30/07 *, ** .............................      1,400,000         1,335,250
  Mohegan Tribal Gaming
     8.375% 07/01/11 *, ** ..............................      1,000,000         1,030,000
  Peninsula Gaming LLC, Series B
     12.250% 07/01/06 * .................................        394,000           396,463
  Penn National Gaming, Inc., Series B
     11.125% 03/01/08 * .................................      1,250,000         1,362,500
  Riviera Black Hawk, Inc.
     13.000% 05/01/05 * .................................        891,000           904,365
  Station Casinos, Inc.
     8.375% 02/15/08 * ..................................        250,000           260,000
  Sun International Hotels
     9.000% 03/15/07 *, **** ............................        750,000           783,750
  Windsor Woodmont Black Hawk,
     Series B
     13.000% 03/15/05 * .................................      2,256,000         2,038,860
                                                                            --------------
                                                                                26,704,045
                                                                            --------------

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS    APRIL 30, 2002 (UNAUDITED)(CONTINUED)
----------------------------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT            VALUE
                                                          --------------    --------------
HEALTHCARE FACILITIES/SUPPLIES--8.3%
  Alaris Medical, Inc.
     0.000% 08/01/08 *, *** ............................. $    7,088,000    $    5,324,860
  Davita, Inc.
     7.000% 05/15/09 *, **, **** ........................      5,000,000         5,068,750
  Extendicare Health Services, Inc.
     9.350% 12/15/07 * ..................................      1,000,000           950,000
  Fisher Scientific International, Inc.
     8.125% 05/01/12 *, ** ..............................      1,000,000         1,012,500
  Kinetic Concepts, Inc., Series B
     9.625% 11/01/07 *, **** ............................      3,500,000         3,640,000
  Magellan Health Services, Inc.
     9.375% 11/15/07 *, **, **** ........................        950,000           954,750
  Magellan Health Services, Inc.
     9.000% 02/15/08 * ..................................      1,150,000           983,250
  Senior Housing Properties Trust
     8.625% 01/15/12 ....................................        800,000           832,000
                                                                            --------------
                                                                                18,766,110
                                                                            --------------
HOME BUILDERS--1.5%
  KB Home
     8.625% 12/15/08 *, **** ............................        800,000           822,000
  KB Home
     9.500% 02/15/11 * ..................................      1,000,000         1,050,000
  Toll Corp.
     8.250% 12/01/11 * ..................................        600,000           610,500
  WCI Communities, Inc.
     9.125% 05/01/12 * ..................................      1,000,000         1,010,000
                                                                            --------------
                                                                                 3,492,500
                                                                            --------------
INDUSTRIAL - OTHER--2.3% Actuant Corp.
     13.000% 05/01/09 *, **** ...........................      2,325,000         2,665,031
  Amerigas Partners LP Eagle
     Finance Corp.
     8.875% 05/20/11 * ..................................      1,000,000         1,045,000
  GSI Group, Inc.
     10.250% 11/01/07 * .................................      1,000,000           785,000
  International Utility Structures
     10.750% 02/01/08 * .................................      1,020,500           653,120
                                                                            --------------
                                                                                 5,148,151
                                                                            --------------
LEISURE--4.7% AMC Entertainment, Inc.
     9.500% 03/15/09 *, **** ............................      5,950,000         6,009,500
  Booth Creek Ski Holdings, Inc.,
     Series B
     12.500% 03/15/07 * .................................      1,000,000           896,250
  Icon Health & Fitness
     11.250% 04/01/12 *, ** .............................      1,000,000           985,000
  Imax Corp.
     7.875% 12/01/05 * ..................................      1,150,000           874,000
  Regal Cinemas, Inc.
     9.375% 02/01/12 * ..................................      1,100,000         1,146,750
  Six Flags, Inc.
     8.875% 02/01/10 *, ** ..............................        800,000           816,000
                                                                            --------------
                                                                                10,727,500
                                                                            --------------
LODGING--2.0%
  Extended Stay America, Inc.
     9.150% 03/15/08 * ..................................      4,000,000         4,060,000
  HMH Properties, Inc., Series A
     7.875% 08/01/05 *, **** ............................        500,000           501,250
                                                                            --------------
                                                                                 4,561,250
                                                                            --------------
METALS & MINING--1.7%
  Great Lakes Carbon Corp., Series B
     10.250% 05/15/08 * .................................      4,608,000         3,248,640
  Ormet Corp
     11.000% 08/15/08 * .................................        785,000           553,425
                                                                            --------------
                                                                                 3,802,065
                                                                            --------------
OIL EQUIPMENT--3.6%
  Grey Wolf, Inc., Series C
     8.875% 07/01/07 *, **** ............................      1,000,000         1,020,000
  Grey Wolf, Inc.
     8.875% 07/01/07 * ..................................      2,300,000         2,357,500
  Transocean Sedco Forex, Inc.
     9.500% 12/15/08 **** ...............................      5,000,000         5,857,375
                                                                            --------------
                                                                                 9,234,875
                                                                            --------------
PAGING--0.3%
  Spectrasite Holdings, Inc., Series B
     0.000% 03/15/10 *, ***, **** .......................      2,270,000           681,000
                                                                            --------------
PAPER & FOREST PRODUCTS--4.7%
  Albecca, Inc.
     10.750% 08/15/08 * .................................      3,000,000         3,348,750
  Appleton Paper, Inc.
     12.500% 12/15/08 *, **, **** .......................      1,150,000         1,155,750
  Fonda Group, Inc.
     9.500% 03/01/07 * ..................................        700,000           563,500
  Four M Corp., Series B
     12.000% 06/01/06 * .................................      1,250,000         1,287,500
  Potlatch Corp.
     6.950% 12/15/15 ....................................      1,000,000           968,539
  Riverwood International Corp
     10.875% 04/01/08 *, **** ...........................      3,300,000         3,456,750
                                                                            --------------
                                                                                10,780,789
                                                                            --------------
PHARMACEUTICALS--0.3%
  aaiPharma, Inc.
     11.000% 04/01/10 *, ** .............................        750,000           776,250
                                                                            --------------
PUBLISHING--2.7%
  Hollinger International Publishing, Inc.
     9.250% 03/15/07 *, **** ............................        750,000           774,375
  Liberty Group Operating, Inc.
     9.375% 02/01/08 * ..................................      3,000,000         2,508,750
  Liberty Group Publishing
     0.000% 02/01/09 *** ................................      2,524,000         1,047,460
  Phoenix Color Corp.
     10.375% 02/01/09 * .................................      2,267,000         1,802,265
                                                                            --------------
                                                                                 6,132,850
                                                                            --------------
RESTAURANTS--2.7%
  Advantica Restaurant Group, Inc.
     11.250% 01/15/08 * .................................      3,100,000         2,410,250
  American Restaurant
     Group, Inc., Series D
     11.500% 11/01/06 * .................................      1,329,000         1,142,940
  CKE Restaurants, Inc.
     9.125% 05/01/09 * ..................................        500,000           492,500
  Hockey Co. & Sport Maska, Inc.
     11.250% 04/15/09 * .................................        750,000           768,750
  New World Coffee - Manhattan
     Bagel, Inc.
     15.000% 06/15/03 *** ...............................        600,000           543,000
  New World Coffee - Manhattan
     Bagel, Inc.
     16.000% 06/15/03 *, **, *** ........................        250,000           226,250

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS    APRIL 30, 2002 (UNAUDITED)(CONTINUED)
----------------------------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT            VALUE
                                                          --------------    --------------
  Romacorp Inc.
     12.000% 07/01/06 * ................................. $      870,000    $      568,763
                                                                            --------------
                                                                                 6,152,453
                                                                            --------------
RETAIL - FOOD AND DRUG--0.7% Pathmark Stores, Inc.
     8.750% 02/01/12 * ..................................      1,100,000         1,148,125
  Stater Brothers Holdings
     10.750% 08/15/06 *, **** ...........................        500,000           534,375
                                                                            --------------
                                                                                 1,682,500
                                                                            --------------
RETAIL STORES--5.5%
  Advance Holding Corp., Series B
     0.000% 04/15/09 *, *** .............................        500,000           491,875
  Advance Stores Co., Inc.
     10.250% 04/15/08 * .................................      1,000,000         1,065,000
  Big 5 Corp., Series B
     10.875% 11/15/07 * .................................      3,500,000         3,591,875
  J. Crew Operating Corp.
     10.375% 10/15/07 *, **** ...........................      3,500,000         3,062,500
  Leslie's Poolmart
     10.375% 07/15/04 * .................................      1,200,000         1,164,000
  Michaels Stores, Inc.
     9.250% 07/01/09 * ..................................        900,000           958,500
  Office Depot, Inc.
     10.000% 07/15/08 ** ................................      1,000,000         1,135,000
  Pep Boys - Manny, Moe & Jack,
     Series MTNB
     6.920% 07/07/06 ....................................      1,150,000         1,069,500
                                                                            --------------
                                                                                12,538,250
                                                                            --------------
SATELLITE--3.7% Echostar DBS Corp.
     9.375% 02/01/09 *, **** ............................      4,050,000         4,242,375
  Panamsat Corp.
     8.500% 02/01/12 * ..................................        500,000           502,500
  Pegasus Communications
     Corp., Series B
     9.625% 10/15/05 *, **** ............................      4,000,000         2,380,000
  Pegasus Communications Corp.,
     Series B
     9.750% 12/01/06 *, **** ............................      2,000,000         1,190,000
                                                                            --------------
                                                                                 8,314,875
                                                                            --------------
SECONDARY OIL & GAS PRODUCERS--8.1%
  Abraxas Petroleum Corp., Series A
     11.500% 11/01/04 * .................................      1,995,000         1,526,175
  Chesapeake Energy Corp
     8.125% 04/01/11 *, **** ............................      2,500,000         2,512,500
  Continental Global Group, Inc.,
     Series B
     11.000% 04/01/07 * .................................      2,000,000           890,000
  Continental Resources, Inc.
     10.250% 08/01/08 * .................................      1,100,000           995,500
  Contour Energy Co.
     14.000% 04/15/03 ...................................        700,000           714,000
  Denbury Management, Inc.
     9.000% 03/01/08 *, **** ............................      1,250,000         1,243,750
  Magnum Hunter Resources, Inc.
     9.600% 03/15/12 *, ** ..............................        750,000           791,250
  Mariner Energy, Inc., Series B
     10.500% 08/01/06 * .................................      3,000,000         2,865,000
  Mission Resources Corp., Series C
     10.875% 04/01/07 * .................................        500,000           470,000
  Southwest Royalties, Inc., Series B
     10.500% 10/15/04 * .................................      1,955,000         1,456,475
  Swift Energy Co.
     10.250% 08/01/09 *, **** ...........................      2,000,000         2,072,500
  Wiser Oil Co.
     9.500% 05/15/07 * ..................................      2,297,000         1,917,995
                                                                            --------------
                                                                                17,455,145
                                                                            --------------
SERVICES - OTHER--9.0%
  APCOA, Inc.
     9.250% 03/15/08 * ..................................        700,000           295,750
  Coinstar, Inc.
     13.000% 10/01/06 * .................................        560,000           604,800
  Great Lakes Dredge & Dock
     11.250% 08/15/08 * .................................      2,500,000         2,678,125
  Iron Mountain, Inc.
     8.625% 04/01/13 * ..................................        800,000           828,000
  La Petite Academy, Inc., Series B
     10.000% 05/15/08 * .................................      1,300,000           942,500
  Neff Corp.
     10.250% 06/01/08 * .................................      2,000,000         1,430,000
  Rent-A-Center, Inc.
     11.000% 08/15/08 *, **** ...........................      5,250,000         5,643,750
  Salton, Inc.
     12.250% 04/15/08 * .................................      1,200,000         1,272,000
  Volume Services America, Inc.
     11.250% 03/01/09 * .................................      2,000,000         1,930,000
  Wesco Distribution, Inc.
     9.125% 06/01/08 ....................................        500,000           495,000
  Worldwide Flight Services, Series B
     12.250% 08/15/07 * .................................      4,000,000         4,380,000
                                                                            --------------
                                                                                20,499,925
                                                                            --------------
TECHNOLOGY--1.0%
  SCG Holding Corp. Semiconductor
     Components Industries LLC
     12.000% 08/01/09 * .................................      2,575,000         2,227,375
                                                                            --------------
TELECOMMUNICATIONS--0.4%
  Lucent Technologies, Inc.
     7.250% 07/15/06 **** ...............................      1,000,000           820,000
                                                                            --------------
TEXTILE/APPAREL/SHOE MANUFACTURING--1.2%
  BGF Industries, Inc., Series B
     10.250% 01/15/09 * .................................      3,347,000         2,627,395
                                                                            --------------
TOWER--1.3%
  Crown Castle International Corp.
     0.000% 05/15/11 *,*** ..............................      2,750,000         1,705,000
  Crown Castle International Corp.
     9.500% 08/01/11* ...................................      1,500,000         1,267,500
                                                                            --------------
                                                                                 2,972,500
                                                                            --------------
TRANSPORTATION - OTHER--1.5%
  North American Van Lines, Inc.
     13.375% 12/01/09 *, ** .............................      2,500,000         2,637,500
  Ultrapetrol (Bahamas), Ltd.
     10.500% 04/01/08 * .................................        894,000           745,373
                                                                            --------------
                                                                                 3,382,873
                                                                            --------------
UTILITIES--0.5% CMS Energy Corp.
     8.900% 07/15/08 ....................................      1,000,000         1,066,526
                                                                            --------------

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS    APRIL 30, 2002 (UNAUDITED)(CONCLUDED)
----------------------------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT            VALUE
                                                          --------------    --------------
WIRELESS--8.2%
  American Cellular Corp.
     9.500% 10/15/09 *, **** ............................ $    1,500,000    $      952,500
  Dobson Sygnet Communications Co.
     12.250% 12/15/08 *, **** ...........................      4,000,000         3,820,000
  Nextel Communications, Inc.
     9.500% 02/01/11 * ..................................      1,050,000           721,875
  Nextel Partners, Inc
     0.000% 02/01/09 *, *** .............................        900,000           429,750
  Polska Telefonica Cyfrowa
     International Finance II SA
     11.250% 12/01/09 * .................................      3,250,000         3,428,750
  TeleCorp PCS, Inc.
     0.000% 04/15/09 *, ***, **** .......................      4,275,000         3,847,500
  Tritel PCS, Inc.
     10.375% 01/15/11 *, ** .............................        750,000           836,250
  Triton PCS, Inc.
     0.000% 05/01/08 *, ***, **** .......................      5,250,000         4,646,250
                                                                            --------------
                                                                                18,682,875
                                                                            --------------
TOTAL BONDS
  (Cost $359,639,197) ...................................                      320,514,521
                                                                            --------------
                                                                 SHARES
                                                                 ------
WARRANTS--0.0%
BROADBAND--0.0%
  GT Group Telecom, Inc.
     (expires 02/01/10) **, ++ ..........................          6,750            10,125
  Ono Finance PLC
     (expires 05/31/09) ++ ..............................          5,980               747
  Versatel Telecom International NV
     (expires 05/15/08) **, ++ ..........................          3,000             1,500
                                                                            --------------
                                                                                    12,372
                                                                            --------------
FINANCE - OTHER--0.0%
  Asat Finance LLC
     (expires 11/01/06) **, ++ ..........................          5,000            12,500
                                                                            --------------
GAMING--0.0%
  Windsor Woodmont
     (expires 03/01/10) ++ ..............................            106                 0
                                                                            --------------

INDUSTRIAL--OTHER-0.0%
  Grove Investments, Inc.
     (expires 12/01/08) ++ ..............................          4,862                 0
  Grove Investments, Inc.
     (expires 12/01/08) ++ ..............................          4,862                 0
                                                                            --------------
                                                                                         0
                                                                            --------------
SERVICES - OTHER--0.0%
  Worldwide Flight Services
     (expires 08/15/07) **, ++ ..........................          4,000                40
                                                                            --------------
TOTAL WARRANTS
  (Cost $165,530) .......................................                           24,912
                                                                            --------------
COMMON STOCK--0.1%
INDUSTRIAL - OTHER--0.1%
  Grove Investments, Inc. ...............................         17,502           175,020
                                                                            --------------
PREFERRED STOCK--0.0%
TECHNOLOGY--0.0%
  Viasystems Group, Inc. ................................        254,120                 0
                                                                            --------------
TOTAL INVESTMENTS--141.0%
  (Cost $367,470,061) ...................................                      320,714,453
LIABILITIES IN EXCESS OF
  CASH AND OTHER ASSETS--(41.0%)                                               (93,271,673)
                                                                            --------------
NET ASSETS--100.0% ......................................                   $  227,442,780
                                                                            ==============



NOTES:

   * Security may have an effective maturity date less than the stated maturity date due to a call feature.

  ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt registration, normally to qualified institutional buyers. At April 30, 2002, the value of these securities amounted to $32,090,978, or 14.11% of net assets.

 *** Step Bond--Coupon rate is low or zero for an intitial period and then increases to a higher coupon rate thereafter.

**** Security, or a portion thereof, is out on loan.

   + Defaulted Security.

  ++ Non income producing.



SEE NOTES TO FINANCIAL STATEMENTS.      6

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF ASSETS AND LIABILITIES    APRIL 30, 2002 (UNAUDITED)
-----------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities at value(1) (Cost $367,470,061) ......................... $ 320,714,453
   Collateral received for securities loaned .........................................    65,415,648
   Cash ..............................................................................     2,439,347
   Dividends and interest receivable .................................................     8,649,754
   Prepaid expenses and other assets .................................................        37,750
                                                                                       -------------
        Total Assets .................................................................   397,256,952
                                                                                       -------------
LIABILITIES:
   Loan payable ......................................................................   103,500,000
   Payable upon return of securities loaned ..........................................    65,415,648
   Payable for investments purchased .................................................       370,059
   Investment advisory fees ..........................................................       271,295
   Administrative fees ...............................................................         3,290
   Interest payable ..................................................................       183,378
   Trustees fees .....................................................................        12,580
   Other accrued expenses ............................................................        57,922
                                                                                       -------------
        Total Liabilities ............................................................ $ 169,814,172
                                                                                       =============
NET ASSETS
   Applicable to 50,047,011 shares outstanding ....................................... $ 227,442,780
                                                                                       =============
NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value ................................................... $      50,047
   Paid-in capital ...................................................................   473,335,369
   Distributions in excess of net investment income ..................................    (3,713,664)
   Accumulated net realized loss on investments ......................................  (195,473,364)
   Net unrealized depreciation on investments ........................................   (46,755,608)
                                                                                       -------------
                                                                                       $ 227,442,780
                                                                                       =============
NET ASSET VALUE PER SHARE ($227,442,780 / 50,047,011) ................................         $4.54
                                                                                               =====

(1)  Including $60,300,115 of securities on loan.


SEE NOTES TO FINANCIAL STATEMENTS.     7

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF OPERATIONS    FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ..................................................................................................  $ 20,147,078
   Dividends .................................................................................................        55,554
   Securities Lending ........................................................................................       208,815
                                                                                                                ------------
        Total investment income ..............................................................................    20,411,447
                                                                                                                ============
EXPENSES:
   Investment advisory fees (Note 2) .........................................................................     1,631,090
   Administrative fees (Note 2) ..............................................................................        58,403
   Interest and leveraging fees (Note 5) .....................................................................     1,282,536
   Printing fees .............................................................................................        65,090
   Legal fees ................................................................................................        45,546
   Trustees fees (Note 2) ....................................................................................        25,085
   Transfer agent fees .......................................................................................        23,597
   Audit fees ................................................................................................        21,932
   Registration fees .........................................................................................        21,793
   Custodian fees ............................................................................................        15,095
   Amortization of organization costs ........................................................................        12,777
   Insurance expense .........................................................................................        11,166
   Miscellaneous expense .....................................................................................         1,416
                                                                                                                ------------
        Total expenses .......................................................................................     3,215,526
                                                                                                                ------------
NET INVESTMENT INCOME ........................................................................................    17,195,921
                                                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments ..........................................................................   (44,774,270)
   Net change in unrealized appreciation on investments ......................................................    50,906,170
                                                                                                                ------------
   Net realized and unrealized gain on investments ...........................................................     6,131,900
                                                                                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................................................................  $ 23,327,821
                                                                                                                ============


SEE NOTES TO FINANCIAL STATEMENTS.      8

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------

                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                          4/30/2002           10/31/2001
                                                                       ----------------    ----------------
OPERATIONS:
   Net investment income ............................................  $     17,195,921    $     39,076,518
   Net realized loss on investments .................................       (44,774,270)        (67,076,973)
   Net change in unrealized appreciation (depreciation) on
      investments ...................................................        50,906,170          (9,968,630)
                                                                       ----------------    ----------------
   Net increase (decrease) in net assets from operations ............        23,327,821         (37,969,085)
                                                                       ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income .......................................       (20,733,956)        (40,744,208)
   Return of capital ................................................                --          (1,060,861)
                                                                       ----------------    ----------------
   Net decrease in net assets from dividends and distributions ......       (20,733,956)        (41,805,069)
                                                                       ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
   Reinvestment of dividends ........................................         5,408,625          12,376,870
                                                                       ----------------    ----------------
   Net increase in net assets from capital share transactions .......         5,408,625          12,376,870
                                                                       ----------------    ----------------
   Total increase (decrease) in net assets ..........................         8,002,490         (67,397,284)
                                                                       ----------------    ----------------
NET ASSETS:
   Beginning of period ..............................................       219,440,290         286,837,574
                                                                       ----------------    ----------------
   End of period ....................................................  $    227,442,780    $    219,440,290
                                                                       ================    ================




SEE NOTES TO FINANCIAL STATEMENTS.      9

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF CASH FLOWS    FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest and dividends received ........................................    $ 17,161,634
   Gain received from corporate action ....................................          41,719
   Operating expenses paid ................................................      (3,366,350)
   Purchases of short-term securities, net ................................     (66,303,148)
   Purchases of long-term securities ......................................     (59,548,695)
   Proceeds from sales of long-term securities ............................      61,640,617
                                                                               ------------
Net cash used in operating activities .....................................                          $(50,374,223)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Cash dividends paid ....................................................     (15,325,331)
   Proceeds from borrowings ...............................................       2,000,000
   Collateral received from securities lending, net .......................      65,415,648
                                                                               ------------
Net cash used for financing activities ....................................                            52,090,317
                                                                                                     ------------
Net increase in cash ......................................................                             1,716,094
Cash--beginning of period .................................................                               723,253
                                                                                                     ------------
Cash--end of period .......................................................                          $  2,439,347
                                                                                                     ============

RECONCILIATION OF NET INCREASE IN NET ASSETS
   FROM OPERATIONS TO NET CASH USED IN
   OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ......................                          $ 23,327,821
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS
   FROM OPERATIONS TO NET CASH USED IN
   OPERATING ACTIVITIES:
   Decrease in dividends and interest receivable ..........................    $  1,016,317
   Decrease in accrued expenses ...........................................         (54,094)
   Decrease in interest payable ...........................................        (126,469)
   Decrease in prepaid expenses and other assets ..........................          28,262
   Increase in advisory fees payable ......................................           1,477
   Gain received from corporate action ....................................          41,719
   Net realized loss on investments .......................................      44,774,270
   Net change in unrealized appreciation on investments ...................     (50,906,170)
   Net amortization of discount on investments ............................      (4,266,130)
   Purchases of short-term securities, net ................................     (66,303,148)
   Purchases of long-term securities ......................................     (59,548,695)
   Proceeds from sales of long term securities ............................      61,640,617
                                                                               ------------
        Total adjustments .................................................                           (73,702,044)
                                                                                                     ------------
Net cash used in operating activities .....................................                          $(50,374,223)
                                                                                                     ============

SEE NOTES TO FINANCIAL STATEMENTS.      10

CREDIT SUISSE HIGH YIELD BOND FUND--FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from the Fund's financial statements.

                                              SIX MONTHS
                                                 ENDED                             YEAR ENDED                       PERIOD ENDED
                                               4/30/2002         ----------------------------------------------
                                              (UNAUDITED)         10/31/2001       10/31/2000       10/31/1999       10/31/1998*
                                             ------------        ------------     ------------     ------------     ------------
Net asset value, beginning of period ....... $       4.49        $       6.16     $       7.98     $       8.36     $      10.00
                                             ------------        ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................         0.35                0.84           0.96 +             0.98             0.24
Net realized and unrealized gain (loss) on
   investments .............................         0.12               (1.63)           (1.80)           (0.38)           (1.62)
                                             ------------        ------------     ------------     ------------     ------------
   Total from investment operations ........         0.47               (0.79)           (0.84)            0.60            (1.38)
                                             ------------        ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS:
   From net investment income ..............        (0.42)              (0.86)           (0.98)           (0.98)           (0.24)
   Return of Capital .......................           --               (0.02)              --               --               --
                                             ------------        ------------     ------------     ------------     ------------
      Total dividends and distributions
         to shareholders ...................        (0.42)              (0.88)           (0.98)           (0.98)           (0.24)
Offering costs charged to paid-in capital              --                  --               --          0.00 ++            (0.02)
                                             ------------        ------------     ------------     ------------     ------------
Net asset value, end of period ............. $       4.54        $       4.49     $       6.16     $       7.98     $       8.36
                                             ============        ============     ============     ============     ============
Market value, end of period ................ $       5.60        $       5.07     $       6.19     $       8.06     $       9.56
                                             ============        ============     ============     ============     ============
Total return (market value) ** .............        21.01%              (3.21)%         (12.15)%          (5.71)%          (1.74)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000) ......... $    227,443        $    219,440     $    286,838     $    358,679     $    359,956
   Average debt per share .................. $       2.09        $       2.49     $       3.47     $       3.18     $       1.02
   Ratio of operating expenses to
      average net assets ...................         2.88%***            4.29%            4.81%            3.62%            1.81%***
   Ratio of interest and leveraging
      expenses to average net assets .......         1.00%***            1.73%            1.61%            1.53%            1.16%***
   Ratio of net investment income to
      average net assets ...................        15.38%***           15.22%           12.90%           11.24%           10.48%***
   Portfolio turnover rate .................        58.35%              46.11%           31.29%           60.23%           15.26%

  *  The Fund commenced operations on July 28, 1998.

 ** Total return (market value) is based on the change in market price of a share during the period and assumes reinvestment of dividends and distributions at actual prices pursuant to the Fund's Dividend Reinvestment Plan. Total return for periods of less than one year are not annualized. Total return based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.

***  Annualized.

  +  Based on average shares outstanding.

 ++  Amount rounds to less than $0.01.


SEE NOTES TO FINANCIAL STATEMENTS.      11

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS    APRIL 30, 2002 (UNAUDITED)
-----------------------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse High Yield Bond Fund is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's shares trade on the New York Stock Exchange under the ticker symbol DHY. Prior to the commencement of operations on July 28, 1998, the Fund had no operations other than those relating to organizational matters and the sale of 10,000 shares of beneficial interest on July 2, 1998 to DLJ Investment Management Corp. ("DLJIM") for $100,000. The Fund's primary objective is to seek high current income. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Pricing services use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments.

     Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at the last reported sale price (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Portfolio securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term obligations with maturities of less than 60 days are valued at amortized cost, which approximates market value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including, where applicable, accretion of discount on investments is recorded on the accrual basis.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends on a monthly basis. Each dividend is recorded on the ex-dividend date. Capital gains, if any, net of capital losses, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of Common Stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS    APRIL 30, 2002 (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------------

     FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Service applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provisions for federal income or excise taxes have been made in the accompanying financial statements.

     CASH FLOW INFORMATION: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any, (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion income recognized on investment securities.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("CSAM"). The Advisory Agreement provides for a fee at the annual rate of 1% of the average weekly value of the Fund's total assets minus the sum of accrued liabilities (other than aggregate indebtedness constituting leverage). The Advisory Agreement has an initial two-year term and thereafter continues automatically for successive annual periods, subject to approval by the Board of Trustees or the shareholders in the manner required by the 1940 Act. Under the Advisory Agreement with the Fund, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of the Advisor.

     The Fund has also entered into an Accounting, Administration and Support Agreement with PFPC, Inc., to provide all accounting and administrative services to the Fund other than those related to investment decisions. For these accounting services, the Fund will pay PFPC, Inc. a fee at the annual rate of $33,000 per year plus .01% of average daily net assets up to and including $1 billion, and .075% of average daily net assets over $1 billion. For these administration services, the Fund will pay PFPC, Inc. a fee at the annual rate of $50,000 per year. PFPC, Inc. also serves as the Fund's shareholder servicing agent (transfer agent) at an annual rate of $30,000 per year plus any additional out-of-pocket expenses.

     On or about September 1, 2002, State Street Bank and Trust Company will replace PFPC, Inc. as Accounting and Administrative Agent and assume responsibility for all accounting and administrative services to the Fund other than those related to investment decisions.

     The Fund pays each Trustee not affiliated with CSAM $1,000 per regular quarterly board meeting attended, and an annual retainer fee of $12,500. In addition, the Fund reimburses each Trustee for travel and out-of-pocket expenses relating to their attendance at such meetings.

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS    APRIL 30, 2002 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------

3. INVESTMENTS

     For federal income tax purposes, the cost of securities owned at April 30, 2002, was substantially the same as the cost of securities for financial statement purposes. At April 30, 2002, the aggregate gross unrealized appreciation amounted to $14,645,904 and the aggregate gross unrealized depreciation amounted to $61,401,512, resulting in net unrealized depreciation of $46,755,608.

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, during the six months ended April 30, 2002, amounted to $59,918,754 and $61,014,528, respectively.

4. FUND SHARES

     The Fund has one class of shares of beneficial interest, par value $0.001 per share; 200,000,000 shares are authorized. Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE                FOR THE
                                                                     SIX MONTHS ENDED           YEAR ENDED
                                                                      APRIL 30, 2002         OCTOBER 31, 2001
                                                                     ----------------        ----------------
Shares issued through reinvestment of dividends ................         1,184,138               2,325,658
                                                                         =========               =========

5. NOTES PAYABLE

     The Fund has a $150 million line of credit provided by Citibank North America, Inc., under a Revolving Credit and Security Agreement (the "Agreement") dated July 31, 1998, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow the lesser of $150 million or 33 1/3% of its gross assets. Interest is payable at the Bank's Base Rate plus a commission of 0.05%. The Fund is charged a structuring fee of $19,000 per quarter until July 2003, a program fee of 0.20% of the average daily amount leveraged, an administration fee of 0.02% of the average daily amount leveraged and a liquidity fee of 0.13% of the maximum borrowing limit (currently $150 million). The Agreement requires, among other provisions, that the percentage obtained by dividing total indebtedness for money borrowed by total assets of the Fund shall not exceed 33 1/3%.

     The average daily amount of borrowings during the six months ended April 30, 2002 was $103,223,757, with a weighted average annualized interest rate of 2.51%.

6. CONCENTRATION OF RISK

     The Fund invests in securities offering high current income, which generally will be in the lower rating categories of recognized ratings agencies (commonly known as "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund's use of leverage also increases exposure to capital risk.

7. SECURITIES LENDING

     The Fund loaned securities during the year to certain brokers, with the Fund's custodian acting as lending agent. Upon such loans, the Fund receives collateral, which is maintained by the custodian and earns income, in the form of negotiated lender's fees. On a daily basis, the Fund monitors the market value

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS    APRIL 30, 2002 (UNAUDITED) (CONCLUDED)
-----------------------------------------------------------------------------------------------------------

of securities loaned and maintains collateral against the securities loaned in an amount not less than the value of the securities loaned. The Fund may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of the collateral or the loaned securities. Cash collateral received by the Fund in connection with securities lending activity is invested as follows:

REPURCHASE AGREEMENTS:                                                          VALUE
----------------------                                                          -----
   Bear Stearns & Co., 1.8600%, Dated 04/30/02, due
   05/01/02, proceeds at maturity $2,092,428 (fully
   collateralized by U.S. Treasury Strip, due 08/15/12) .................  $   2,092,428

   Bear Stearns & Co., 1.4062%, Dated 04/30/02, due
   05/01/02, proceeds at maturity $960,460 (fully
   collateralized by U.S. Treasury Bond, due 08/15/22) ..................        960,460

   Bear Stearns & Co., 2.0000%, Dated 04/30/02, due
   05/01/02, proceeds at maturity $32,362,760 (fully
   collateralized by U.S. Treasury Bonds, due 08/15/22-02/15/23) ........     32,362,760

SHORT TERM INVESTMENT FUNDS:
----------------------------

   Dreyfus Cash Management, Class A, Institutional Shares ...............     15,000,000

   Dreyfus Cash Management Plus, Inc., Institutional Shares .............     15,000,000
                                                                           -------------

   TOTAL ................................................................  $  65,415,648
                                                                           =============

     In the event of default or bankruptcy by the other party to the repurchase agreements, realization and/or retention of the collateral may be subject to legal proceedings.

CREDIT SUISSE HIGH YIELD BOND FUND--ADDITIONAL INFORMATION     (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT PLAN

     Referenced below are policies related to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). These policies apply to shareholders whose shares are registered directly with the Fund in their own name. Shareholders whose shares are purchased through a broker-dealer or nominee should contact such broker-dealer or nominee regarding questions related to the reinvestment of the Fund's dividends.

     Pursuant to the Fund's Plan, unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested by PFPC, Inc. as agent for Shareholders in administering the Plan (the "Plan Agent"), in additional shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC, Inc. as the Dividend Disbursing Agent. Such participants may elect not to participate in the Plan and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, Inc. as the Dividend Disbursing Agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

     Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market ("open-market purchases") on the NYSE or elsewhere. If on the record date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued. If on the dividend record date the net asset value per share is greater than the market value (such condition being referred to herein as "market-discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     In the event of a market discount on the dividend record date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend record date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the record date of the dividend through the date before the next "ex-dividend" date. If, before the Plan Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend record date. Because of the foregoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent in unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net asset

CREDIT SUISSE HIGH YIELD BOND FUND--ADDITIONAL INFORMATION    (UNAUDITED)(CONTINUED)
------------------------------------------------------------------------------------

value per share at the close of business on the last purchase date.

     The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder and held for the account of beneficial owners who participate in the Plan.

     There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open- market purchases in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

     Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

     All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 8030, Boston, MA 02266-8030, 1-800-331-1710.

LEVERAGE--BENEFITS AND RISKS

     The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the Shareholders with a potentially higher return. Leverage creates risks for Shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to Shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, the Advisor in its best judgment nevertheless

CREDIT SUISSE HIGH YIELD BOND FUND--ADDITIONAL INFORMATION     (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------------

may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the Management Fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the Managed Assets including those purchased with leverage. Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede the Advisor in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

SHAREHOLDER MEETING RESULTS

     The Annual Meeting of the Fund's Shareholders was held on February 20, 2002 for the purpose of considering and acting upon the matter set forth in the Proxy
Statement:

Election of Trustee of the Fund:
                                    FOR          AGAINST
                                 ----------      -------
Class III:
Enrique R. Arzac                 46,328,928      342,090

     In addition to the Trustee re-elected at the meeting, Lawrence J. Fox and James S. Passman, Jr. continue to serve as Trustees of the Fund.

     Effective February 22, 2002, James P. McCaughan resigned as Trustee and Chairman of the Board of Trustees. Effective May 13, 2002, Laurence R. Smith was elected as Trustee and Chairman of the Board of Trustees.

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





CSHYF-3-0402